Leases - 10K - Other Information (Details)	Apr. 30, 2023	Apr. 24, 2022
Leases [Abstract]
Weighted-average remaining lease term (years)	9 years 9 months 18 days	9 years 6 months
Weighted-average discount rate	9.50%	8.60%